Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 2,281,000	¥ 188,000,000	¥ 321,000,000	¥ 106,000,000
Additions based on tax positions related to the current year	959,000	79,000,000	58,000,000	232,000,000
Additions for tax positions of prior years				50,000,000
Reductions for tax positions of prior years			(191,000,000)	(41,000,000)
Settlements with tax authorities				(26,000,000)
Balance at end of year	$ 3,240,000	¥ 267,000,000	¥ 188,000,000	¥ 321,000,000